Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	5,863,650
Proposed Maximum Offering Price per Unit	0.295
Maximum Aggregate Offering Price	$ 1,729,776.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 238.88
Offering Note	The securities being registered are (i) 5,863,650 shares of the Company's common stock, no par value per share ("Common Stock") and (ii) 2,931,822 shares of Common Stock issuable upon the exercise of outstanding warrants. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on the OTCQB Marketplace on August 4, 2026, which date is within five business days prior to the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	2,931,822
Proposed Maximum Offering Price per Unit	0.295
Maximum Aggregate Offering Price	$ 864,887.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 119.44
Offering Note	The securities being registered are (i) 5,863,650 shares of the Company's common stock, no par value per share ("Common Stock") and (ii) 2,931,822 shares of Common Stock issuable upon the exercise of outstanding warrants. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on the OTCQB Marketplace on August 4, 2026, which date is within five business days prior to the filing of this registration statement. Represents shares of common stock issuable upon exercise of outstanding warrants to purchase shares of Common Stock offered by the selling shareholders